Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Analysis of Borrowings
An analysis of borrowings as of December 31, 2016 and 2015 is as follows:

		2016		2015
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank advances	Less than one year	$39,500	1.13%	$24,150	0.73%
	One to three years	34,150	1.57%	54,500	1.44%
	Three to five years	6,000	1.85%	6,000	1.85%
	Five to ten years	—	—	—	—
	Total	$79,650		$84,650
Subordinated debentures, capital trusts	November 2035	$5,155	2.58%	$5,155	2.04%
	November 2035	5,155	2.58%	5,155	2.04%
	September 2037	3,093	2.46%	3,093	2.01%
	Total	$13,403		$13,403